DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Exposure of Trade Receivables by Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 22,730	$ 18,427
United States [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	10,049	8,682
Euro-zone countries [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	1,502	1,789
United Kingdom [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	132	185
Other European countries [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	84	21
Other regions [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 10,963	$ 7,750